Shareholder Report, Holdings (Details) - C000014130 [Member]	Dec. 31, 2025
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[1]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[1]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1]
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Undetermined [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
Stock with Fixed Exchange Ratio [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[2]
Cash and Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[2]
Friendly [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Financial [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Strategic [Member]
Holdings [Line Items]
Percent of Total Investments	78.90%
Cash [Member]
Holdings [Line Items]
Percent of Total Investments	82.90%	[2]

[1]	Percentage of total investments as of December 31, 2025.
[2]	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of December 31, 2025.